Investment Strategy	Jan. 31, 2026
Permanent Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuit of its investment objective, the Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in each of the following investment categories:

Investment Category	Target Percentage
Gold	20%
Silver	5%
Swiss franc assets	10%
Real estate and natural resource stocks	15%
Aggressive growth stocks	15%
Dollar assets	35%
Total	100%
These Target Percentages are fundamental and cannot be changed without shareholder approval.
Because investment prices are constantly changing, the Portfolio’s holdings are not expected to match exactly the Target Percentages. Ordinarily, whenever the Portfolio’s holdings in an investment category deviate from the category’s Target Percentage by more than one-quarter of the Target Percentage, the Portfolio will buy or sell investments to bring investments back within range (unless the discrepancy is corrected by changes in market prices) and will do so within ninety days. However, the Portfolio’s investment adviser may delay making portfolio adjustments if in its view, circumstances, including a disorderly market or adverse tax consequences, make it desirable to do so. The investment adviser does not attempt to anticipate short-term changes in the general price level of any investment category.
The Portfolio’s investments in:
•	Gold — consists of gold bullion and bullion-type coins;
•	Silver — consists of silver bullion and bullion-type coins;
•
Swiss franc assets — consist of demand deposits of Swiss francs at Swiss or non-Swiss banks and highly rated bonds, as defined below, and other securities of the federal government of Switzerland of any maturity;

•
Real estate and natural resource stocks — include stocks (including common and preferred shares, and depository receipts such as American Depositary Receipts (“ADRs”)) of U.S. and foreign companies whose assets consist primarily of real estate (such as timberland, ranching and farm land, raw land, land with improvements and structures and real estate investment trusts (“REITs”)) and natural resources (such as companies involved directly or indirectly in exploring, mining, refining, processing, transporting, fabricating and dealing in oil, gas, coal and precious and non-precious minerals);

•
Aggressive growth stocks — include stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole; and

•
Dollar assets — include cash, U.S. Treasury bills, notes and bonds, and other U.S. dollar-denominated assets such as the obligations of U.S. government agencies, banker’s acceptances and other bank obligations, commercial paper, and corporate bonds and other fixed income obligations of U.S. and non-U.S. issuers.

The Portfolio is non-diversified and thus is able to invest more of its assets in fewer issuers and types of investments (e.g., gold and silver) than a diversified fund.
The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large- capitalization companies. Within its aggressive growth stocks investment category, the Portfolio expects to hold stocks of issuers from at least twelve different industry groups. The Portfolio may own investments issued by non-U.S. banks and governments and may own stock in non-U.S. companies or investments held outside the United States, including in emerging markets. Corporate bonds and other fixed income obligations in the Portfolio’s dollar assets investment category, as well as highly rated bonds of the federal government of Switzerland, will, at the time of investment, be rated in the top four rating categories by S&P Global Ratings, a division of S&P Global, Inc. (“S&P”), rated similarly by another independent rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality. The Portfolio does not attempt to maintain any pre-set average portfolio maturity or duration in its dollar assets or Swiss franc assets investment categories.
The Portfolio’s strategy of investing a fixed Target Percentage of its net assets in the investment categories listed in the table above reflects the opinion of the Portfolio’s investment adviser that inflation rates and other economic events cannot be forecast with a high degree of reliability and that only investors who are willing to embrace a high degree of risk should act on such forecasts. The investment strategy of the Portfolio acknowledges a broad range of economic possibilities and incorporates investments for each of them.
Viewed in isolation, some of the Portfolio’s assets, such as gold, silver and stock warrants (in its aggressive growth stocks investment category), would be considered highly speculative. However, the Portfolio’s investment adviser believes that the various investments are subject to different (and, in some cases, contrary) risks, so that the value of the Portfolio’s investments in the aggregate may be subject to less risk, over the long term, than the risk associated with any one of the investments taken by itself.

Short-Term Treasury Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Portfolio invests at least 80% of its assets in direct debt obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury. The remainder of the Portfolio’s assets may be invested in U.S. government agency securities, which include debt obligations issued and/or guaranteed as to principal and interest by the U.S. government or its agencies, sponsored enterprises or instrumentalities.
The Portfolio expects to maintain a dollar-weighted average portfolio maturity and duration of zero to three years. Dollar-weighted average portfolio maturity is a dollar-weighted average of the remaining term to maturity of a portfolio of debt securities, while duration is a measure of price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. The Portfolio is not a money market fund and does not seek to maintain a stable price per share. The Portfolio’s yield will fluctuate as the securities in which it invests mature and the proceeds are reinvested in securities with different interest rates.
Unlike many fixed income funds that pay out dividends monthly or quarterly, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.

Versatile Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuit of its investment objective, under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity. For purposes of this Portfolio, “bonds” may include:
•	obligations of U.S. and non-U.S. issuers, including corporate bonds, convertible bonds and commercial paper;
•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises;
•	obligations of supranational entities;
•	bank obligations, including certificates of deposit, fixed time deposits, bank notes and bankers’ acceptances; and
•	repurchase agreements.
The Portfolio may invest in bonds with a range of maturities from short- to long-term and does not attempt to maintain any pre-set average portfolio maturity or duration. The Portfolio’s duration will vary, depending on the investment adviser’s forecast of interest rates and its assessment of market risks generally. Duration is a measure of a security’s price sensitivity to changes in prevailing interest rates. Generally, the longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio’s investments may have fixed or variable principal payments and any type of interest rate payment and reset terms (including fixed, floating, variable and inverse floating rates, zero coupon, contingent, deferred, stripped and payment in-kind).
The Portfolio may invest in bonds issued by non-U.S. issuers, including obligations that are tied economically to emerging (less developed) market countries. Such bonds may be denominated in U.S. dollars as well as foreign currencies, and, while the Portfolio may enter into forward currency contracts and currency futures contracts to hedge foreign currency risks, it is not obligated to do so. Generally, the Portfolio does not hedge against foreign currency risks.
The Portfolio may invest up to 20% of its assets in other securities, including preferred stocks.
The Portfolio may invest in both “investment grade” and “below investment grade” bonds (commonly known as “high yield” or “junk” bonds). Investment grade bonds are debt securities that are rated in the top four rating categories by S&P Global Ratings, a division of S&P Global, Inc. (“S&P”), rated similarly by another independent rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality. The Portfolio may invest up to 50% of its net assets in bonds that are rated below investment grade (i.e., bonds rated below BBB-/Baa3/BBB- by S&P, Moody’s or Fitch, respectively, or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality) at the time of investment. Such bonds and unrated securities of similar credit quality may provide higher returns than investment grade bonds, but are subject to greater levels of credit, liquidity and interest rate risks.
The investment adviser will manage the Portfolio’s assets based upon its assessment of market, economic and other conditions. The investment adviser will consider various factors, including the financial condition, credit quality and credit risk of the issuer, the relative yield of the security and other security specific-features, current and potential future valuation and liquidity risks, economic and political risks of the country of the issuer, currency exchange rates, the security’s impact on the overall risk return characteristics of the Portfolio and other factors. The Portfolio’s risk profile may vary significantly over time.
Unlike many fixed income funds that pay out dividends monthly or quarterly, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.

Aggressive Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, natural resources, energy, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large-capitalization companies, and expects to hold stocks of issuers from at least twelve different industry groups.
The Portfolio expects to remain fully invested in stock market investments at all times, apart from incidental amounts of cash, cash equivalents or other high quality, short-term investments. Accordingly, the success of the Portfolio’s investment policy does not depend on short-term, market-timing decisions by the Portfolio’s investment adviser.